STATEMENT BY REGISTERED CLOSED-END INVESTMENT COMPANY
            WITH RESPECT TO PURCHASE OF ITS OWN SECURITIES PURSUANT
                 TO RULE N-23C-1 DURING THE LAST CALENDAR MONTH

REPORT FOR CALENDAR MONTH ENDING SEPTEMBER 30, 1999

           The BlackRock North American Government Income Trust Inc.

----------------------------------------------------------------------------------------------------------------
                                                                         Approximate Asset
                                                                              Value or
                                          Number of                       approximate asset       Name of Seller
Date of each       Identification of        Shares                        coverage per share      or of Seller's
Transaction          Security             Purchased    Price per Share   at time of purchase          Broker
----------------------------------------------------------------------------------------------------------------
  9/16/99              BNA*                44,000           9.79                11.48              PRUDENTIAL
  9/17/99              BNA*                60,000           9.842               11.48              PRUDENTIAL
  9/22/99              BNA*                 6,000           9.853               11.48              PAINEWEBBER
  9/23/99              BNA*                50,000           9.915               11.48              PAINEWEBBER
  9/24/99              BNA*               100,000           9.915               11.53              PAINEWEBBER
  9/27/99              BNA*                30,000           9.978               11.53              PAINEWEBBER
  9/27/99              BNA*                20,000          10.04                11.53              PAINEWEBBER
  9/28/99              BNA*                15,000          10.04                11.53              PAINEWEBBER
  9/28/99              BNA*                 6,500           9.978               11.53              PAINEWEBBER
  9/28/99              BNA*                 3,000           9.978               11.53              PAINEWEBBER
  9/28/99              BNA*                 8,000           9.915               11.53              PRUDENTIAL
  9/30/99              BNA*                90,000           9.978               11.59              PRUDENTIAL
  9/30/99              BNA*               147,000          10.04                11.59              PAINEWEBBER

*THE BLACKROCK NORTH AMERICAN GOVERNMENT INCOME TRUST INC.

REMARKS: None

The BlackRock North American
Government Income Trust Inc.
----------------------------------------------------------
                 Name of Registrant

By /s/  Henry Gabbay
----------------------------------------------------------
Henry Gabbay
                      (Name)
Treasurer
----------------------------------------------------------
                      (Title)


Date of Statement October 6, 1999
                  ---------------